Leases (The Group as a lessee) (Leases recognised in profit or loss) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest on lease liabilities	¥ 202,264	¥ 171,573
Depreciation charge of right-of-use assets	785,518	734,827
Expense relating to short-term leases	103,817	231,651
Expense relating to leases of low-value assets	2,214	2,488
Total amount recognized in profit	¥ 1,093,813	¥ 1,140,539